Personnel Salaries and Expenses (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Personnel Salaries and Expenses [Abstract]
Personnel compensation	$ 260,445	$ 259,354	$ 250,962
Bonuses or gratifications	78,534	72,728	75,181
Stock-based benefits	(315)	(337)	2,752
Seniority compensation	25,006	21,869	26,120
Pension plans	566	1,069	2,039
Training expenses	4,918	3,782	2,867
Day care and kindergarten	2,731	2,778	2,505
Health funds			4,748
Welfare funds	6,644	6,040	896
Other personnel expenses	31,628	30,281	28,897
Total	$ 410,157	$ 397,564	$ 396,967